Equity - Schedule of Shareholder List (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Number of shares	512,406,760,091	512,406,760,091	512,406,760,091	512,406,760,091
Percentage of equity holding	100.00%	100.00%	100.00%
Itau Unibanco [member]
Disclosure of transactions between related parties [line items]
Number of shares	200,966,823,626	195,408,043,473	195,408,043,473
Percentage of equity holding	39.22%	38.14%	38.14%
Itau Unibanco Holding S A [member]
Disclosure of transactions between related parties [line items]
Number of shares	115,039,610,411	115,039,610,411	115,039,610,411
Percentage of equity holding	22.45%	22.45%	22.45%
ITB Holding Brasil Participacoes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Number of shares	62,567,655,359	57,008,875,206	57,008,875,206
Percentage of equity holding	12.21%	11.13%	11.13%
CGB II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	10,908,002,836	10,908,002,836	10,908,002,836
Percentage of equity holding	2.13%	2.13%	2.13%
CGB III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	1,800,000,000	1,800,000,000	1,800,000,000
Percentage of equity holding	0.35%	0.35%	0.35%
Saga II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	7,000,000,000	7,000,000,000	7,000,000,000
Percentage of equity holding	1.37%	1.37%	1.37%
Saga III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	3,651,555,020	3,651,555,020	3,651,555,020
Percentage of equity holding	0.71%	0.71%	0.71%
Saieh Family [member]
Disclosure of transactions between related parties [line items]
Number of shares	140,835,760,455	146,394,540,608	146,394,540,608
Percentage of equity holding	27.49%	28.57%	28.57%
Corp Group Banking SA [member]
Disclosure of transactions between related parties [line items]
Number of shares	136,127,850,073	136,127,850,073	136,127,850,073
Percentage of equity holding	26.57%	26.57%	26.57%
Compniua Inmobiliaria y de Inversiones Saga SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	4,707,910,382	10,266,690,535	10,266,690,535
Percentage of equity holding	0.92%	2.00%	2.00%
International Finance Corporation [member]
Disclosure of transactions between related parties [line items]
Number of shares	17,017,909,711	17,017,909,711	17,017,909,711
Percentage of equity holding	3.32%	3.32%	3.32%
Others [member]
Disclosure of transactions between related parties [line items]
Number of shares	153,586,266,299	153,586,266,299	153,586,266,299
Percentage of equity holding	29.97%	29.97%	29.97%
Stock brokers [member]
Disclosure of transactions between related parties [line items]
Number of shares	80,382,817,848	63,397,824,244	55,791,614,655
Percentage of equity holding	15.69%	12.37%	10.89%
ADR holders and foreign investors [member]
Disclosure of transactions between related parties [line items]
Number of shares	35,127,077,810	50,376,882,652	42,838,887,354
Percentage of equity holding	6.86%	9.83%	8.36%
Local Institutional Investors [Member]
Disclosure of transactions between related parties [line items]
Number of shares	25,351,261,131	27,989,426,434	26,979,482,570
Percentage of equity holding	4.95%	5.46%	5.26%
Santo Domingo Group [member]
Disclosure of transactions between related parties [line items]
Number of shares		11,822,132,969	9,817,092,180
Percentage of equity holding		2.31%	1.92%
Other minority shareholders [member]
Disclosure of transactions between related parties [line items]
Number of shares	12,725,109,510		18,159,189,540
Percentage of equity holding	2.47%		3.54%